August 30, 2013

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Lazard Alternative Strategies 1099 Fund
(File No. 811-22590)

Ladies and Gentlemen:

On behalf of Lazard Alternative Strategies 1099 Fund (the “Fund”), we are transmitting for filing with the Securities and Exchange Commission, pursuant to the Securities Act of 1933, as amended (the “1933 Act”), a registration statement on Form N-14 (the “Registration Statement”) to register under the 1933 Act shares of beneficial interest in the Fund (“Shares”) to be issued in connection with the acquisition by the Fund of the assets and stated liabilities of Lazard Alternative Strategies Fund, L.L.C. (“LAS”) (the “Reorganization”).

Each of the Fund and LAS is registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified, management investment company. Pursuant to the Reorganization, each member of LAS at the time of the Reorganization will receive Shares with a net asset value equal to the net asset value of the limited liability company interests of LAS held by such member immediately prior to the Reorganization.

Please call me at (212) 756-2149 with any comments on the Registration Statement or if you have any questions regarding this filing.

Thank you for your assistance regarding this matter.

Sincerely yours,

/s/ Pamela Chen
Pamela Chen